Fair Value Measurements (Details) - EBP 002 [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	$ 10,767,886	$ 9,541,798
Mutual funds [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	5,854,512	5,482,287
Collective/common trust funds [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	3,966,192	3,215,713
Common stock [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	467,440	429,670
Fidelity BrokerageLink investments [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	458,680	398,853
Short-term money-market investments [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	21,062	15,275
Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	6,780,943	6,299,914
Level 1 [Member] | Mutual funds [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	5,854,512	5,482,287
Level 1 [Member] | Collective/common trust funds [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	0	0
Level 1 [Member] | Common stock [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	467,440	429,670
Level 1 [Member] | Fidelity BrokerageLink investments [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	437,929	372,682
Level 1 [Member] | Short-term money-market investments [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	21,062	15,275
Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	3,986,943	3,241,884
Level 2 [Member] | Mutual funds [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	0	0
Level 2 [Member] | Collective/common trust funds [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	3,966,192	3,215,713
Level 2 [Member] | Common stock [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	0	0
Level 2 [Member] | Fidelity BrokerageLink investments [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	20,751	26,171
Level 2 [Member] | Short-term money-market investments [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	0	0
Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	0	0
Level 3 [Member] | Mutual funds [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	0	0
Level 3 [Member] | Collective/common trust funds [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	0	0
Level 3 [Member] | Common stock [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	0	0
Level 3 [Member] | Fidelity BrokerageLink investments [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	0	0
Level 3 [Member] | Short-term money-market investments [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Investments, at fair value	$ 0	$ 0